Reconciliation of allowances and provisions on adoption of IFRS 9 (Detail 2) SFr in Millions	Jan. 01, 2018 CHF (SFr)
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	SFr (348)	[1]
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(144)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(188)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(16)	[2]
Total on-balance sheet financial assets in scope of ECL requirements
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(275)	[1]
Cash and balances at central banks
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	0	[1]
Loans and advances to banks
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(3)	[1]
Receivables from securities financing transactions
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(2)	[1]
Cash collateral receivables on derivative instruments
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	0	[1]
Loans and advances to customers
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(235)	[1],[3]
Other financial assets measured at amortized cost
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(35)	[1]
Loans to financial advisors
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	82	[1]
Total off-balance sheet financial instruments and other credit lines
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(74)	[1]
Guarantees
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(8)	[1]
Loan commitments
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(32)	[1]
Other credit lines
Explanation Of First time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	SFr (34)	[1]

[1]	Includes stage 1 and stage 2 expected credit losses and additional stage 3 expected credit losses.
[2]	The incremental increase in stage 3 allowances of CHF 16 million arises from additional consideration of forward looking scenarios under IFRS 9.
[3]	Includes the reversal of collective allowances of CHF 13 million.